Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 3,121.1	€ 2,259.0	[1],[2]	€ 2,906.9		€ 2,458.7
Cash and cash equivalents maturity period	P3M
Restricted cash and cash equivalents	€ 0.0	0.0
Fair Value, Measurements, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	2,342.6 [3]	1,329.4	[4]
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	188.2	42.1
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 590.3	€ 887.5

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.
[4]	Money market funds are part of our cash and cash equivalents.